Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Country allocation
| The Fund’s return relative to its benchmark was positive for the period, with an overweight to Ukrainian debt contributing most. An overweight allocation to Ecuador also contributed. Underweight allocations to Chinese debt as well as to Indonesia and Saudi Arabia also benefited the Fund’s performance relative to the benchmark.
Security selection
| Security selection was most notable in Argentina, with a slight underweight to the country versus the benchmark. Additionally, security selection within Colombia positively impacted Fund performance. An overweight to and selection within Egyptian issues also added to overall Fund performance.
Top Performance Detractors
Country allocation
| An overweight allocation to Colombia detracted from the Fund’s relative performance, as did the Fund’s underweight to El Salvador. Finally, an underweight allocation to Lebanese debt had negative relative impacts on the Fund’s performance.
Security selection
| Security selection within Dominican Republic debt was a notable detractor for the Fund. Additionally, security selection within Turkey negatively impacted Fund performance. Finally, selection within Ecuador also detracted from overall Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	6.39	0.72	2.92
JPMorgan Emerging Markets Bond Index - Global	5.73	0.35	3.08

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 393,536,224
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 2,265,261
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 393,536,224
Total number of portfolio holdings	166
Management services fees (represents 0.60% of F un d average net assets)	$ 2,265,261
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio comp
o
sition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.4%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Romanian Government International Bond 02/27/2027 3.000%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.1%
Turkey Government International Bond 02/17/2028 5.125%	2.0%
DP World PLC 07/02/2037 6.850%	1.6%
Mexico Government International Bond 04/16/2030 3.250%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%
Colombia Government International Bond 09/18/2037 7.375%	1.4%
Peruvian Government International Bond 11/18/2050 5.625%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.4%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Romanian Government International Bond 02/27/2027 3.000%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.1%
Turkey Government International Bond 02/17/2028 5.125%	2.0%
DP World PLC 07/02/2037 6.850%	1.6%
Mexico Government International Bond 04/16/2030 3.250%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%
Colombia Government International Bond 09/18/2037 7.375%	1.4%
Peruvian Government International Bond 11/18/2050 5.625%	1.4%

Columbia Variable Portfolio – Emerging Markets Bond Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – Emerging Markets Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – Emerging Markets Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the rep o rting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Country allocation
| The Fund’s return relative to its benchmark was positive for the period, with an overweight to Ukrainian debt contributing most. An overweight allocation to Ecuador also contributed. Underweight allocations to Chinese debt as well as to Indonesia and Saudi Arabia also benefited the Fund’s performance relative to the benchmark.
Security selection
| Security selection was most notable in Argentina, with a slight underweight to the country versus the benchmark. Additionally, security selection within Colombia positively impacted Fund performance. An overweight to and selection within Egyptian issues also added to overall Fund performance.
Top Performance Detractors
Country allocation
| An overweight allocation to Colombia detracted from the Fund’s relative performance, as did the Fund’s underweight to El Salvador. Finally, an underweight allocation to Lebanese debt had negative relative impacts on the Fund’s performance.
Security selection
| Security selection within Dominican Republic debt was a notable detractor for the Fund. Additionally, security selection within Turkey negatively impacted Fund performance. Finally, selection within Ecuador also detracted from overall Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	6.13	0.46	2.66
JPMorgan Emerging Markets Bond Index - Global	5.73	0.35	3.08

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 393,536,224
Holdings Count | Holding	166
Advisory Fees Paid, Amount	$ 2,265,261
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 393,536,224
Total number of portfolio holdings	166
Management services fees (represents 0.60% of Fund average net assets)	$ 2,265,261
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The F un
d's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.4%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Romanian Government International Bond 02/27/2027 3.000%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.1%
Turkey Government International Bond 02/17/2028 5.125%	2.0%
DP World PLC 07/02/2037 6.850%	1.6%
Mexico Government International Bond 04/16/2030 3.250%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%
Colombia Government International Bond 09/18/2037 7.375%	1.4%
Peruvian Government International Bond 11/18/2050 5.625%	1.4%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Knoll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Argentine Republic Government International Bond 07/09/2035 4.125%	3.4%
Qatar Government International Bond 03/14/2029 4.000%	2.7%
Romanian Government International Bond 02/27/2027 3.000%	2.3%
Colombia Government International Bond 01/30/2030 3.000%	2.1%
Turkey Government International Bond 02/17/2028 5.125%	2.0%
DP World PLC 07/02/2037 6.850%	1.6%
Mexico Government International Bond 04/16/2030 3.250%	1.5%
Saudi Government International Bond 01/21/2055 3.750%	1.4%
Colombia Government International Bond 09/18/2037 7.375%	1.4%
Peruvian Government International Bond 11/18/2050 5.625%	1.4%